INCOME TAXES	12 Months Ended
Jun. 30, 2016
ATI Modular Technology Corp
INCOME TAXES

NOTE 6. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at June 30, 2016 and 2015 as follows:

	June 30, 2016	June 30, 2015

Deferred tax assets:
Net operating losses	$1,256	$1,312

Total deferred tax assets	1,256	1,312
Less: valuation allowance	(1,256)	(1,312)
Deferred tax assets, net	$-	$-

Reconciliation of Effective Income Tax Rate

	For the year		For the year
	ended		ended
	June 30, 2016		June 30, 2015

Statutory U.S. tax rate	34.00%		34.00%
Less: valuation allowance	(34.00%	)	(34.00%	)
Effective income tax rate	0%		0%